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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14,
1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 14, 2000.


               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: March 31, 1999 Check here if Amendment [X]; Amendment Number: 1
            This Amendment (Check only one):
                  [X]  is a restatement.
                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York            May 12, 2000

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:         5

Form 13F Information Table Entry Total:    107

Form 13F Information Table Value Total:   $230,430 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC

ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

                           FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
          Col. 1                  Col. 2           Col. 3      Col. 4     Col. 5        Col. 6    Col. 7           Col. 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Voting Authority
                                                              Fair Market  Shares or  Investment  Other  --------------------------
Name of Issuer                Title of Class     CUSIP No.    Val (x$1000)  Prn Amt   Discretion Managers  Sole    Shared    None
-----------------------------------------------------------------------------------------------------------------------------------
Adaptec Inc                   4.75% Conv '04    00651F AC 2       1,764   2,125,000   Shared-Def  2,3,5
-----------------------------------------------------------------------------------------------------------------------------------
Adaptec Inc                   4.75% Conv '04    00651F AC 2         415     500,000   Shared-Def   2,3
-----------------------------------------------------------------------------------------------------------------------------------
Adaptec Inc                   4.75% Conv '04    00651F AC 2         830   1,000,000   Shared-Def
-----------------------------------------------------------------------------------------------------------------------------------
Adaptec Inc                   4.75% Conv '04    00651F AC 2         311     375,000   Shared-Def  1,2,3
-----------------------------------------------------------------------------------------------------------------------------------
Airtouch Comm                      Com          00949T 10 0         686       7,100   Shared-Def   2,3       7,100
-----------------------------------------------------------------------------------------------------------------------------------
Airtouch Comm                      Com          00949T 10 0       8,136      84,200   Shared-Def  2,3,5     84,200
-----------------------------------------------------------------------------------------------------------------------------------
Airtouch Comm                      Com          00949T 10 0       1,362      14,100   Shared-Def  1,2,3     14,100
-----------------------------------------------------------------------------------------------------------------------------------
American Bnkrs Ins Grp             Com          024456 10 5          52       1,000   Shared-Def   2,3       1,000
-----------------------------------------------------------------------------------------------------------------------------------
American Bnkrs Ins Grp             Com          024456 10 5         650      12,500   Shared-Def  2,3,5     12,500
-----------------------------------------------------------------------------------------------------------------------------------
American Bnkrs Ins Grp             Com          024456 10 5         120       2,300   Shared-Def  1,2,3      2,300
-----------------------------------------------------------------------------------------------------------------------------------
American Home Prod                 Com          026609 10 7       2,597      39,800   Shared-Def   2,3      39,800
-----------------------------------------------------------------------------------------------------------------------------------
American Home Prod                 Com          026609 10 7       1,657      25,400   Shared-Def            25,400
-----------------------------------------------------------------------------------------------------------------------------------
American Home Prod                 Com          026609 10 7         705      10,800   Shared-Def  1,2,3     10,800
-----------------------------------------------------------------------------------------------------------------------------------
American Home Prod                 Com          026609 10 7       5,050      77,400   Shared-Def  2,3,5     77,400
-----------------------------------------------------------------------------------------------------------------------------------
American Stores Co                 Com          030096 10 1         373      11,300   Shared-Def   2,3      11,300
-----------------------------------------------------------------------------------------------------------------------------------
American Stores Co                 Com          030096 10 1       4,178     126,600   Shared-Def  2,3,5    126,600
-----------------------------------------------------------------------------------------------------------------------------------
American Stores Co                 Com          030096 10 1         716      21,700   Shared-Def  1,2,3     21,700
-----------------------------------------------------------------------------------------------------------------------------------
Ascend Comm                        Com          043491 10 9         921      11,000   Shared-Def   2,3      11,000
-----------------------------------------------------------------------------------------------------------------------------------
Ascend Comm                        Com          043491 10 9      10,787     128,900   Shared-Def  2,3,5    128,900
-----------------------------------------------------------------------------------------------------------------------------------
Ascend Comm                        Com          043491 10 9       1,841      22,000   Shared-Def  1,2,3     22,000
-----------------------------------------------------------------------------------------------------------------------------------
Bankers Tr Corp                    Com          066365 10 7         609       6,900   Shared-Def   2,3       6,900
-----------------------------------------------------------------------------------------------------------------------------------
Bankers Tr Corp                    Com          066365 10 7       7,016      79,500   Shared-Def  2,3,5     79,500
-----------------------------------------------------------------------------------------------------------------------------------
Bankers Tr Corp                    Com          066365 10 7       1,200      13,600   Shared-Def  1,2,3     13,600
-----------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                    Com          204493 10 0       3,609     113,900   Shared-Def   2,3     113,900
-----------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                    Com          204493 10 0       1,426      45,000   Shared-Def            45,000
-----------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                    Com          204493 10 0       1,435      45,300   Shared-Def  1,2,3     45,300
-----------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                    Com          204493 10 0      10,527     332,200   Shared-Def  2,3,5    332,200
-----------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Ld Co                 Com          247357 10 6       1,125      36,600   Shared-Def            36,600
-----------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Ld Co                 Com          247357 10 6         148       4,800   Shared-Def   2,3       4,800
-----------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Ld Co                 Com          247357 10 6       1,565      50,900   Shared-Def  2,3,5     50,900
-----------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Ld Co                 Com          247357 10 6         286       9,300   Shared-Def  1,2,3      9,300
-----------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours              Com          263534 10 9      10,666     183,700   Shared-Def   2,3     183,700
-----------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours              Com          263534 10 9       1,219      21,000   Shared-Def            21,000
-----------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours              Com          263534 10 9       1,068      18,400   Shared-Def  1,2,3     18,400
-----------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours              Com          263534 10 9       7,757     133,600   Shared-Def  2,3,5    133,600
-----------------------------------------------------------------------------------------------------------------------------------
Executive Risk Inc                 Com          301586 10 3         199       2,800   Shared-Def   2,3       2,800
-----------------------------------------------------------------------------------------------------------------------------------
Executive Risk Inc                 Com          301586 10 3       2,258      31,800   Shared-Def  2,3,5     31,800
-----------------------------------------------------------------------------------------------------------------------------------
Executive Risk Inc                 Com          301586 10 3         383       5,400   Shared-Def  1,2,3      5,400
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Corporation               Com          35906P 10 5         223       4,300   Shared-Def   2,3       4,300
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Corporation               Com          35906P 10 5       2,594      50,000   Shared-Def  2,3,5     50,000
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Corporation               Com          35906P 10 5         467       9,000   Shared-Def  1,2,3      9,000
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Crp Cl H            Com          370442 83 2       6,259     124,100   Shared-Def   2,3     124,100
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Crp Cl H            Com          370442 83 2       3,581      71,000   Shared-Def            71,000
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Crp Cl H            Com          370442 83 2       1,281      25,400   Shared-Def  1,2,3     25,400
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Crp Cl H            Com          370442 83 2       9,054     179,500   Shared-Def  2,3,5    179,500
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co                        Com          375766 10 2       4,921      82,800   Shared-Def   2,3      82,800
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co                        Com          375766 10 2       1,474      24,800   Shared-Def            24,800
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co                        Com          375766 10 2         886      14,900   Shared-Def  1,2,3     14,900
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co                        Com          375766 10 2       7,703     129,600   Shared-Def  2,3,5    129,600
-----------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp              3.25% Conv '03    421924 AF 8       1,435   1,750,000   Shared-Def  2,3,5
-----------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp              3.25% Conv '03    421924 AF 8         410     500,000   Shared-Def   2,3
-----------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp              3.25% Conv '03    421924 AF 8         410     500,000   Shared-Def
-----------------------------------------------------------------------------------------------------------------------------------
Hexcel Corporation             7% Conv '03      428291 AA 6       1,750   2,125,000   Shared-Def  2,3,5
-----------------------------------------------------------------------------------------------------------------------------------
Hexcel Corporation             7% Conv '03      428291 AA 6         462     561,000   Shared-Def   2,3
-----------------------------------------------------------------------------------------------------------------------------------
Hexcel Corporation             7% Conv '03      428291 AA 6       1,030   1,250,000   Shared-Def
-----------------------------------------------------------------------------------------------------------------------------------
Hexcel Corporation             7% Conv '03      428291 AA 6         206     250,000   Shared-Def  1,2,3
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell Inc                      Com          438506 10 7       5,019      66,200   Shared-Def   2,3      66,200
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell Inc                      Com          438506 10 7       1,403      18,500   Shared-Def            18,500
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell Inc                      Com          438506 10 7         902      11,900   Shared-Def  1,2,3     11,900
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell Inc                      Com          438506 10 7       7,839     103,400   Shared-Def  2,3,5    103,400
-----------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                  Com          281667 10 5       2,732     228,900   Shared-Def   2,3     228,900
-----------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                  Com          281667 10 5         605      50,700   Shared-Def            50,700
-----------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                  Com          281667 10 5         372      31,200   Shared-Def  1,2,3     31,200
-----------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                  Com          281667 10 5       2,705     226,600   Shared-Def  2,3,5    226,600
-----------------------------------------------------------------------------------------------------------------------------------
Level One Comm Inc                 Com          527295 10 9         331       6,800   Shared-Def   2,3       6,800
-----------------------------------------------------------------------------------------------------------------------------------
Level One Comm Inc                 Com          527295 10 9       3,681      75,700   Shared-Def  2,3,5     75,700
-----------------------------------------------------------------------------------------------------------------------------------
Level One Comm Inc                 Com          527295 10 9         656      13,500   Shared-Def  1,2,3     13,500
-----------------------------------------------------------------------------------------------------------------------------------
Loral Corp                         Com          G56462 10 7       1,617      92,000   Shared-Def   2,3      92,000
-----------------------------------------------------------------------------------------------------------------------------------
Loral Corp                         Com          G56462 10 7         289      20,000   Shared-Def            20,000
-----------------------------------------------------------------------------------------------------------------------------------
Loral Corp                         Com          G56462 10 7         290      20,100   Shared-Def  1,2,3     20,100
-----------------------------------------------------------------------------------------------------------------------------------
Loral Corp                         Com          G56462 10 7       2,135     147,900   Shared-Def  2,3,5    147,900
-----------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                 4.5% Conv '03     574670 AB 1       2,118   2,750,000   Shared-Def  2,3,5
-----------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                 4.5% Conv '03     574670 AB 1         674     875,000   Shared-Def   2,3
-----------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                 4.5% Conv '03     574670 AB 1       1,540   2,000,000   Shared-Def
-----------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                 4.5% Conv '03     574670 AB 1         289     375,000   Shared-Def  1,2,3
-----------------------------------------------------------------------------------------------------------------------------------
Mobil Corp                         Com          607059 10 2         695       7,900   Shared-Def   2,3       7,900
-----------------------------------------------------------------------------------------------------------------------------------
Mobil Corp                         Com          607059 10 2       7,718      87,700   Shared-Def  2,3,5     87,700
-----------------------------------------------------------------------------------------------------------------------------------
Mobil Corp                         Com          607059 10 2       1,390      15,800   Shared-Def  1,2,3     15,800
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                   Com          611662 10 7       5,903     128,500   Shared-Def   2,3     128,500
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                   Com          611662 10 7       1,566      34,100   Shared-Def            34,100
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                   Com          611662 10 7       1,167      25,400   Shared-Def  1,2,3     25,400
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                   Com          611662 10 7       8,319     181,100   Shared-Def  2,3,5    181,100
-----------------------------------------------------------------------------------------------------------------------------------
Nine West Group Inc           5.5% Conv '03     65440D AC 6         252     270,000   Shared-Def   2,3
-----------------------------------------------------------------------------------------------------------------------------------
Nine West Group Inc           5.5% Conv '03     65440D AC 6       2,777   2,970,000   Shared-Def  2,3,5
-----------------------------------------------------------------------------------------------------------------------------------
Nine West Group Inc           5.5% Conv '03     65440D AC 6         486     520,000   Shared-Def  1,2,3
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                  5% Conv '07       681904 AD0       2,173   2,750,000   Shared-Def  2,3,5
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                  5% Conv '07       681904 AD0       1,876   2,375,000   Shared-Def   2,3
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                  5% Conv '07       681904 AD0       1,580   2,000,000   Shared-Def
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                  5% Conv '07       681904 AD0         296     375,000   Shared-Def  1,2,3
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Tech Inc                  Com          72764T 10 1         163       6,400   Shared-Def   2,3       6,400
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Tech Inc                  Com          72764T 10 1       2,025      79,400   Shared-Def  2,3,5     79,400
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Tech Inc                  Com          72764T 10 1         362      14,200   Shared-Def  1,2,3     14,200
-----------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft          Spnsrd ADR      803054 20 4       1,989      75,600   Shared-Def   2,3      75,600
-----------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft          Spnsrd ADR      803054 20 4       1,121      42,600   Shared-Def            42,600
-----------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft          Spnsrd ADR      803054 20 4         358      13,600   Shared-Def  1,2,3     13,600
-----------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft          Spnsrd ADR      803054 20 4       3,110     118,200   Shared-Def  2,3,5    118,200
-----------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp          4.25% Conv '03    883556 AF 9       1,442   1,625,000   Shared-Def  2,3,5
-----------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp          4.25% Conv '03    883556 AF 9       1,997   2,250,000   Shared-Def   2,3
-----------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp          4.25% Conv '03    883556 AF 9       1,664   1,875,000   Shared-Def
-----------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp          4.25% Conv '03    883556 AF 9         222     250,000   Shared-Def  1,2,3
-----------------------------------------------------------------------------------------------------------------------------------
VLSI Technology Inc                Com          918270 10 9          70       3,600   Shared-Def   2,3       3,600
-----------------------------------------------------------------------------------------------------------------------------------
VLSI Technology Inc                Com          918270 10 9         769      39,700   Shared-Def  2,3,5     39,700
-----------------------------------------------------------------------------------------------------------------------------------
VLSI Technology Inc                Com          918270 10 9         130       6,700   Shared-Def  1,2,3      6,700
-----------------------------------------------------------------------------------------------------------------------------------
World Color Press  Del        6.00% Conv '07    981443 AA 2       1,690   1,875,000   Shared-Def  2,3,5
-----------------------------------------------------------------------------------------------------------------------------------
World Color Press  Del        6.00% Conv '07    981443 AA 2         665     738,000   Shared-Def   2,3
-----------------------------------------------------------------------------------------------------------------------------------
World Color Press  Del        6.00% Conv '07    981443 AA 2       1,127   1,250,000   Shared-Def
-----------------------------------------------------------------------------------------------------------------------------------
World Color Press  Del        6.00% Conv '07    981443 AA 2         338     375,000   Shared-Def  1,2,3
-----------------------------------------------------------------------------------------------------------------------------------
                                                                230,430
-----------------------------------------------------------------------------------------------------------------------------------